iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  44.0%
iShares Core U.S. REIT ETF ................. 9,707 $ 580,478
iShares Russell 1000 ETF ................... 25,318 7,905,292
iShares Russell 2000 ETF ................... 1,393 303,340
8,789,110
a
Domestic Fixed Income  —  33.7%
iShares 0-5 Year TIPS Bond ETF .............. 1,414 142,432
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 16,766 856,575
iShares 10-20 Year Treasury Bond ETF .......... 7,273 753,483
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 14,756 767,312
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 10,267 536,348
iShares MBS ETF ........................ 19,573 1,817,158
iShares U.S. Treasury Bond ETF .............. 81,843 1,867,657
6,740,965
a
International Equity  —  22.1%
iShares Core MSCI Emerging Markets ETF ....... 21,095 1,173,304
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 42,814 2,880,098
Security Shares Value
a
International Equity — 22.1% (continued)
iShares Global Infrastructure ETF .............. 6,754 $ 362,892
4,416,294
a
Total Long-Term Investments — 99.8%
(Cost: $18,718,704) ................................. 19,946,369
a
Short-Term Securities
Money Market Funds  —  16.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 3,153,745 3,155,953
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 44,037 44,037
a
Total Short-Term Securities — 16.0%
(Cost: $3,199,964) .................................. 3,199,990
Total Investments — 115.8%
(Cost: $21,918,668) ................................. 23,146,359
Liabilities in Excess of Other Assets — (15.8)% .............. (3,154,576)
Net Assets — 100.0% ................................. $ 19,991,783
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 782,877 $ 2,372,873
(a)
$ — $ 232 $ (29) $ 3,155,953 3,153,745 $ 1,296
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 26,388 17,649
(a)
— — — 44,037 44,037 372 —
iShares 0-5 Year
TIPS Bond ETF . 103,138 50,939 (12,461) (2) 818 142,432 1,414 438 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 575,484 296,026 (1,286) (15) (13,634) 856,575 16,766 7,942 —
iShares 10-20 Year
Treasury Bond
ETF ......... 473,100 304,375 — — (23,992) 753,483 7,273 5,718 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 492,972 275,288 — — (948) 767,312 14,756 5,915 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 339,984 201,623 — — (5,259) 536,348 10,267 4,428 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
LifePath
®
Target Date 2035 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 773,176 $ 393,112 $ (21,355) $ 363 $ 28,008 $ 1,173,304 21,095 $ — $ —
iShares Core MSCI
International
Developed
Markets ETF ... 2,009,210 1,011,550 (108,071) 990 (33,581) 2,880,098 42,814 — —
iShares Core U.S.
REIT ETF ..... 398,124 208,916 (43,769) (538) 17,745 580,478 9,707 5,149 —
iShares Global
Infrastructure ETF 240,987 126,199 (23,183) 18 18,871 362,892 6,754 — —
iShares MBS ETF . 1,189,497 658,757 — — (31,096) 1,817,158 19,573 13,838 —
iShares Russell 1000
ETF ......... 5,018,786 2,689,805 — — 196,701 7,905,292 25,318 23,533 —
iShares Russell 2000
ETF ......... 226,546 107,499 (24,960) (293) (5,452) 303,340 1,393 1,003 —
iShares U.S.
Treasury Bond
ETF ......... 1,212,926 679,821 — — (25,090) 1,867,657 81,843 11,528 —
$ 755 $ 123,062
$ 23,146,359
$ 81,160 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 19,946,369 $ — $ — $ 19,946,369
Short-Term Securities
Money Market Funds ...................................... 3,199,990 — — 3,199,990
$ 23,146,359 $ — $ — $ 23,146,359

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security